[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

April 30, 2002

Merrill Lynch
Large Cap
Core Fund

Of Merrill Lynch Large Cap Series Funds, Inc.

www.mlim.ml.com

                        MERRILL LYNCH LARGE CAP CORE FUND

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Melvin R. Seiden, Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and
   Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Joseph L. May, Director/Trustee of Merrill Lynch Large Cap Core Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

DEAR SHAREHOLDER

Investment Strategy

Merrill Lynch Large Cap Core Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2002, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +10.11%, +9.52%, +9.52% and +9.93%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's returns compared favorably to the +3.37% total return of the unmanaged benchmark Russell 1000(R) Index. Our outperformance against the benchmark primarily resulted from stock selection, particularly within the consumer discretionary, health care and consumer staples sectors. We also benefited from an underweighted position in telecommunication services and an overweighted position in consumer staples. The largest negative contributor to performance was stock selection in information technology. For the six-month period ended April 30, 2002, the largest single positive contributors to performance were Oxford Health Plans, Inc., Trigon Healthcare, Inc., AutoNation, Inc., GreenPoint Financial Corp. and D.R. Horton, Inc. We also benefited from underweighted positions in AOL Time Warner Inc. and Bristol-Myers Squibb Company. The largest single detractors to performance during the period included Mylan Laboratories, Inc., Watson Pharmaceuticals, Service Corporation International and NVIDIA Corporation.

Investment Environment

In the context of the markets, we are rapidly transitioning from a favorable liquidity environment with poor earnings to one with neutral liquidity and improving earnings. The first quarter of 2002 equity market correction, which digested some of the strong gains of the last quarter of 2001, was exacerbated by increased risk aversion by investors and lenders as a result of the collapse of Enron Corporation and other earnings questions. Of late, these concerns have receded with the focus on an improving economy, causing renewed strength in equity prices and weakness in Government bonds. We believe the economy is on a recovery path that seems unlikely to falter. In addition, the US economy in recent years has surprised on the upside. The mildness of the downturn in the wake of the technology bubble breaking and the terrorist attacks on September 11, 2001 is evidence of that fact. We believe that inflation should remain in check given excess capacity in the goods market, and that equity prices should drift higher as earnings improve, but the magnitude of the rise will be limited because of high valuation levels.

In recent months, we used weakness in cyclical shares, including technology, to add to positions in anticipation of improvement in the economic cycle. Relative to the benchmark Index, we added to information technology and consumer staples and reduced our positions in health care, financials and energy. Our largest purchases included ConAgra, Inc., Lowe's Companies, Inc., NVIDIA Corporation, The Procter & Gamble Company and Texas Instruments Incorporated. Our largest sales included Computer Associates International, Inc., Johnson & Johnson, Hewlett-Packard Company, IDEC Pharmaceuticals Corporation and Lucent Technologies. We remain overweighted in the strongest and largest segment of our economy, the consumer area, with our largest overweights in both the consumer discretionary and consumer staples sectors. We are below benchmark weights in financial, telecommunication services and energy stocks. We believe that small-, mid- and large capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Core Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

May 29, 2002

PROXY RESULTS

During the six-month period ended April 30, 2002, Merrill Lynch Large Cap Core Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                    Shares Voted     Shares Withheld
                                                                                         For           From Voting
--------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Trustees:                Terry K. Glenn                       49,740,573         1,337,601
                                                James H. Bodurtha                    49,732,289         1,345,885
                                                Joe Grills                           49,720,162         1,358,012
                                                Herbert I. London                    49,749,767         1,328,407
                                                Andre F. Perold                      49,738,218         1,339,956
                                                Roberta Cooper Ramo                  49,667,190         1,400,984
                                                Robert S. Salomon, Jr.               49,748,785         1,329,389
                                                Melvin R. Seiden                     49,731,100         1,347,074
                                                Stephen B. Swensrud                  49,675,415         1,402,759
--------------------------------------------------------------------------------------------------------------------

During the six-month period ended April 30, 2002, Master Large Cap Series Trust's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                    Shares Voted     Shares Withheld
                                                                                         For           From Voting
--------------------------------------------------------------------------------------------------------------------
1. To elect the Master Trust's Trustees:        Terry K. Glenn                       98,464,184         2,677,772
                                                James H. Bodurtha                    98,464,184         2,677,772
                                                Joe Grills                           98,464,184         2,677,772
                                                Herbert I. London                    98,464,184         2,677,772
                                                Andre F. Perold                      98,464,184         2,677,772
                                                Roberta Cooper Ramo                  98,464,184         2,677,772
                                                Robert S. Salomon, Jr.               98,464,184         2,677,772
                                                Melvin R. Seiden                     98,464,184         2,677,772
                                                Stephen B. Swensrud                  98,464,184         2,677,772
--------------------------------------------------------------------------------------------------------------------


                                     2 & 3

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                   6-Month         12-Month       Since Inception
As of April 30, 2002                            Total Return     Total Return       Total Return
=================================================================================================
ML Large Cap Core Fund Class A Shares              +10.11%           -1.38%            +0.24%
-------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class B Shares              + 9.52            -2.40             -2.19
-------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class C Shares              + 9.52            -2.40             -2.19
-------------------------------------------------------------------------------------------------
ML Large Cap Core Fund Class D Shares              + 9.93            -1.58             -0.37
=================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's inception date is 12/22/99.

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/02                            +10.93%            +5.11%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02              + 1.11             -1.26
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                % Return              % Return
                                               Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/02                             +9.87%              +5.87%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02               +0.09               -1.24
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return              % Return
                                               Without CDSC          With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/02                            +9.87%               +8.87%
================================================================================
Inception (12/22/99) through 3/31/02              +0.09                +0.09
================================================================================
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 3/31/02                            +10.75%            +4.93%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02              + 0.89             -1.48
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

PORTFOLIO INFORMATION

As of April 30, 2002

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
Philip Morris Companies Inc...............................                2.2%
The Procter & Gamble Company..............................                2.1
Bank of America Corporation...............................                2.1
General Electric Company..................................                2.1
Texas Instruments Incorporated............................                1.5
Washington Mutual, Inc....................................                1.4
United Health Group Incorporated..........................                1.3
Microsoft Corporation.....................................                1.3
First Data Corporation....................................                1.3
Pfizer Inc................................................                1.3

                                                                      Percent of
Five Largest Industries                                               Net Assets
Health Care Providers & Services..........................               11.7%
Specialty Retail..........................................                9.8
Banks.....................................................                8.9
Commercial Services & Supplies............................                7.1
Household Durables........................................                5.5


                                     4 & 5

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
CORE FUND         As of April 30, 2002
===================================================================================================================================
Assets:           Investment in Master Large Cap Core Portfolio, at value
                  (identified cost--$573,567,116) ....................................................                 $623,585,433
                  Prepaid registration fees and other assets .........................................                      144,135
                                                                                                                       ------------
                  Total assets .......................................................................                  623,729,568
                                                                                                                       ------------
===================================================================================================================================
Liabilities:      Payables:
                     Distributor .....................................................................      $302,760
                     Administrator ...................................................................       138,184        440,944
                                                                                                            --------
                  Accrued expenses and other liabilities .............................................                      161,018
                                                                                                                       ------------
                  Total liabilities ..................................................................                      601,962
                                                                                                                       ------------
===================================================================================================================================
Net Assets:       Net assets .........................................................................                 $623,127,606
                                                                                                                       ============
===================================================================================================================================
Net Assets        Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ......                 $  1,949,905
Consist of:       Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ......                    1,926,033
                  Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ......                    1,224,412
                  Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ......                    1,200,034
                  Paid-in capital in excess of par ...................................................                  652,885,148
                  Accumulated investment loss--net ...................................................                     (729,788)
                  Accumulated realized capital losses on investments from the Portfolio--net .........                  (85,346,455)
                  Unrealized appreciation on investments from the Portfolio--net .....................                   50,018,317
                                                                                                                       ------------
                  Net assets .........................................................................                 $623,127,606
                                                                                                                       ============
===================================================================================================================================
Net Asset         Class A--Based on net assets of $195,365,951 and 19,499,053 shares outstanding .....                 $      10.02
Value:                                                                                                                 ============
                  Class B--Based on net assets of $188,419,002 and 19,260,331 shares outstanding .....                         9.78
                                                                                                                       ============
                  Class C--Based on net assets of $119,781,692 and 12,244,116 shares outstanding .....                 $       9.78
                                                                                                                       ============
                  Class D--Based on net assets of $119,560,961 and 12,000,344 shares outstanding .....                 $       9.96
                                                                                                                       ============
===================================================================================================================================

                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
CORE FUND         For the Six Months Ended April 30, 2002
===================================================================================================================================
Investment        Net investment income allocated from the Portfolio:
Income               Dividends ........................................................................                $  3,306,981
from The             Securities lending--net ..........................................................                      55,711
Portfolio-- Net:     Interest .........................................................................                      25,789
                     Expenses .........................................................................                  (1,501,490)
                                                                                                                       ------------
                  Net investment income from the Portfolio ............................................                   1,886,991
                                                                                                                       ------------
===================================================================================================================================
Expenses:         Account maintenance and distribution fees--Class B ..................................       $881,392
                  Administration fees .................................................................        647,033
                  Account maintenance and distribution fees--Class C ..................................        505,104
                  Account maintenance fees--Class D ...................................................        129,653
                  Transfer agent fees--Class B ........................................................        115,312
                  Transfer agent fees--Class A ........................................................         73,265
                  Registration fees ...................................................................         72,768
                  Transfer agent fees--Class C ........................................................         67,889
                  Transfer agent fees--Class D ........................................................         56,042
                  Printing and shareholder reports ....................................................         37,195
                  Professional fees ...................................................................         26,994
                  Other ...............................................................................          4,132
                                                                                                              --------
                  Total expenses ......................................................................                   2,616,779
                                                                                                                       ------------
                  Investment loss--net ................................................................                    (729,788)
                                                                                                                       ------------
===================================================================================================================================
Realized &        Realized loss on investments from the Portfolio--net ................................                 (10,909,749)
Unrealized Gain   Change in unrealized appreciation/depreciation on investments from the Portfolio--net                  52,561,514
(Loss) from The                                                                                                        ------------
Portfolio--Net:   Total realized and unrealized gain on investments from the Portfolio--net ...........                  41,651,765
                                                                                                                       ------------
                  Net Increase in Net Assets Resulting from Operations ................................                $ 40,921,977
                                                                                                                       ============
===================================================================================================================================

                  See Notes to Financial Statements.


                                      6 & 7

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six        For the
LARGE CAP                                                                                           Months Ended      Year Ended
CORE FUND          Increase (Decrease) in Net Assets:                                              April 30, 2002  October 31, 2001
===================================================================================================================================
Operations:        Investment loss--net ........................................................    $    (729,788)    $  (1,834,245)
                   Realized loss on investments from the Portfolio--net ........................      (10,909,749)      (74,340,526)
                   Change in unrealized appreciation/depreciation on investments from
                   the Portfolio--net ..........................................................       52,561,514        (6,797,270)
                                                                                                    -------------     -------------
                   Net increase (decrease) in net assets resulting from operations .............       40,921,977       (82,972,041)
                                                                                                    -------------     -------------
===================================================================================================================================
Distributions to   In excess of realized gain on investments from the Portfolio--net:
Shareholders:         Class A ..................................................................                           (20,142)
                      Class B ..................................................................                           (14,386)
                      Class C ..................................................................                            (6,644)
                      Class D ..................................................................               --           (10,452)
                                                                                                    -------------     -------------
                   Net decrease in net assets resulting from distributions to shareholders .....               --           (51,624)
                                                                                                    -------------     -------------
===================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions ..........      174,659,804       304,992,794
Transactions:                                                                                       -------------     -------------
===================================================================================================================================
Net Assets:        Total increase in net assets ................................................      215,581,781       221,969,129
                   Beginning of period .........................................................      407,545,825       185,576,696
                                                                                                    -------------     -------------
                   End of period* ..............................................................    $ 623,127,606     $ 407,545,825
                                                                                                    =============     =============
===================================================================================================================================
                  *Accumulated investment loss--net ............................................    $    (729,788)               --
                                                                                                    =============     =============
===================================================================================================================================

                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                        Class A
                                                                                       ------------------------------------------
                   The following per share data and ratios have been derived           For the Six      For the    For the Period
MERRILL LYNCH      from information provided in the financial statements.              Months Ended   Year Ended   Dec. 22, 1999+
LARGE CAP                                                                                April 30,    October 31,  to October 31,
CORE FUND          Increase (Decrease) in Net Asset Value:                                 2002          2001          2000
=================================================================================================================================
Per Share          Net asset value, beginning of period .............................   $     9.10     $   11.77      $     10.00
Operating                                                                               ----------     ---------      -----------
Performance:       Investment income (loss)--net ....................................          .01+++        .02+++          (.01)
                   Realized and unrealized gain (loss) on investments from the
                   Portfolio--net ...................................................          .91         (2.69)            1.78
                                                                                        ----------     ---------      -----------
                   Total from investment operations .................................          .92         (2.67)            1.77
                                                                                        ----------     ---------      -----------
                   Less distributions in excess of realized gain on investments
                   from the Portfolio--net ..........................................           --            --@@             --
                                                                                        ----------     ---------      -----------
                   Net asset value, end of period ...................................   $    10.02     $    9.10      $     11.77
                                                                                        ==========     =========      ===========
=================================================================================================================================
Total              Based on net asset value per share ...............................       10.11%@      (22.65%)          17.70%@
Investment                                                                              ==========     =========      ===========
Return:**
=================================================================================================================================
Ratios to          Expenses, net of reimbursement++ .................................         .99%*        1.05%            1.21%*
Average                                                                                 ==========     =========      ===========
Net Assets:        Expenses++ .......................................................         .99%*        1.05%            3.11%*
                                                                                        ==========     =========      ===========
                   Investment income (loss)--net ....................................         .28%*         .21%            (.52%)*
                                                                                        ==========     =========      ===========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .........................   $  195,366     $  76,674      $    33,886
Data:                                                                                   ==========     =========      ===========
=================================================================================================================================

                                                                                                        Class B
                                                                                       ------------------------------------------
                   The following per share data and ratios have been derived           For the Six      For the    For the Period
                   from information provided in the financial statements.              Months Ended   Year Ended   Dec. 22, 1999+
                                                                                         April 30,    October 31,  to October 31,
                   Increase (Decrease) in Net Asset Value:                                 2002           2001           2000
=================================================================================================================================
Per Share          Net asset value, beginning of period .............................  $    8.93      $   11.67       $     10.00
Operating                                                                              ---------      ---------       -----------
Performance:       Investment loss--net .............................................       (.03)+++       (.08)+++          (.01)
                   Realized and unrealized gain (loss) on investments from the
                   Portfolio--net ...................................................        .88          (2.66)             1.68
                                                                                       ---------      ---------       -----------
                   Total from investment operations .................................        .85          (2.74)             1.67
                                                                                       ---------      ---------       -----------
                   Less distributions in excess of realized gain on investments
                   from the Portfolio--net ..........................................         --             --@@              --
                                                                                       ---------      ---------       -----------
                   Net asset value, end of period ...................................  $    9.78      $    8.93       $     11.67
                                                                                       =========      =========       ===========
=================================================================================================================================
Total              Based on net asset value per share ...............................      9.52%@       (23.47%)           16.70%@
Investment                                                                             =========      =========        ==========
Return:**
=================================================================================================================================
Ratios to          Expenses, net of reimbursement++ .................................      2.02%*         2.06%              2.37%*
Average                                                                                =========      =========        ===========
Net Assets:        Expenses++ .......................................................      2.02%*         2.06%              2.70%*
                                                                                       =========      =========        ===========
                   Investment loss--net .............................................      (.68%)*        (.80%)            (1.33%)*
                                                                                       =========      =========        ===========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .........................  $ 188,419      $ 159,287        $    85,036
Data:                                                                                  =========      =========        ===========
==================================================================================================================================

              *   Annualized.
             **   Total investment returns exclude the effects of sales charges.
              +   Commencement of operations.
             ++   Includes the Fund's share of the Portfolio's allocated
                  expenses.
            +++   Based on average shares outstanding.
              @   Aggregate total investment return.
             @@   Amount is less than $.01 per share.

                  See Notes to Financial Statements.


                                     8 & 9

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                         Class C
                                                                                       -------------------------------------------
                   The following per share data and ratios have been derived            For the Six     For the     For the Period
MERRILL LYNCH      from information provided in the financial statements.              Months Ended   Year Ended    Dec. 22, 1999+
LARGE CAP                                                                                April 30,    October 31,   to October 31,
CORE FUND          Increase (Decrease) in Net Asset Value:                                 2002          2001           2000
==================================================================================================================================
Per Share          Net asset value, beginning of period ............................    $    8.93      $   11.67       $     10.00
Operating                                                                               ---------      ---------       -----------
Performance:       Investment loss--net ............................................         (.03)+++       (.08)+++          (.01)
                   Realized and unrealized gain (loss) on investments from the
                   Portfolio--net ..................................................          .88          (2.66)             1.68
                                                                                        ---------      ---------       -----------
                   Total from investment operations ................................          .85          (2.74)             1.67
                                                                                        ---------      ---------       -----------
                   Less distributions in excess of realized gain on investments
                   from the Portfolio--net .........................................           --             --@@              --
                                                                                        ---------      ---------       -----------
                   Net asset value, end of period ..................................    $    9.78      $    8.93       $     11.67
                                                                                        =========      =========       ===========
==================================================================================================================================
Total              Based on net asset value per share ..............................        9.52%@       (23.47%)           16.70%@
Investment                                                                              =========      =========       ===========
Return:**
==================================================================================================================================
Ratios to          Expenses, net of reimbursement++ ................................        2.02%*         2.07%             2.35%*
Average                                                                                 =========      =========       ===========
Net Assets:        Expenses++ ......................................................        2.02%*         2.07%             2.80%*
                                                                                        =========      =========       ===========
                   Investment loss--net ............................................        (.70%)*        (.81%)           (1.34%)*
                                                                                        =========      =========       ===========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........................    $ 119,782      $  86,694       $    41,028
Data:                                                                                   =========      =========       ===========
==================================================================================================================================

                                                                                                       Class D
                                                                                      --------------------------------------------
                   The following per share data and ratios have been derived           For the Six      For the     For the Period
                   from information provided in the financial statements.             Months Ended    Year Ended    Dec. 22, 1999+
                                                                                        April 30,     October 31,   to October 31,
                   Increase (Decrease) in Net Asset Value:                                2002           2001            2000
==================================================================================================================================
Per Share          Net asset value, beginning of period ............................   $    9.06       $   11.74       $     10.00
Operating                                                                              ---------       ---------       -----------
Performance:       Investment income (loss)--net ...................................          --+++@@         --+++@@           --@@
                   Realized and unrealized gain (loss) on investments from the
                   Portfolio--net ..................................................         .90           (2.68)             1.74
                                                                                       ---------       ---------       -----------
                   Total from investment operations ................................         .90           (2.68)             1.74
                                                                                       ---------       ---------       -----------
                   Less distributions in excess of realized gain on investments
                   from the Portfolio--net .........................................          --              --@@              --
                                                                                       ---------       ---------       -----------
                   Net asset value, end of period ..................................   $    9.96       $    9.06       $     11.74
                                                                                       =========       =========       ===========
==================================================================================================================================
Total              Based on net asset value per share ..............................       9.93%@        (22.80%)           17.40%@
Investment                                                                             =========       =========       ===========
Return:**
==================================================================================================================================
Ratios to          Expenses, net of reimbursement++ ................................       1.24%*          1.32%             1.59%*
Average                                                                                =========       =========       ===========
Net Assets:        Expenses++ ......................................................       1.24%*          1.32%             2.10%*
                                                                                       =========       =========       ===========
                   Investment income (loss)--net ...................................        .07%*          (.05%)            (.59%)*
                                                                                       =========       =========       ===========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ........................   $ 119,561       $  84,891       $    25,627
Data:                                                                                  =========       =========       ===========
==================================================================================================================================

              *   Annualized.
             **   Total investment returns exclude the effects of sales charges.
              +   Commencement of operations.
             ++   Includes the Fund's share of the Portfolio's allocated
                  expenses.
            +++   Based on average shares outstanding.
              @   Aggregate total investment return.
             @@   Amount is less than $.01 per share.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LARGE CAP CORE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2002 was 97.9%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially


                                    10 & 11

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH LARGE CAP CORE FUND

all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ..............................               .25%               .75%
Class C.........................................     .25%               .75%
Class D.........................................     .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                          FAMD           MLPF&S
--------------------------------------------------------------------------------
Class A ........................................         $   79         $ 1,055
Class D.........................................         $6,981         $13,178
--------------------------------------------------------------------------------

For the six months ended April 30, 2002, MLPF&S received contingent deferred sales charges of $267,757 and $13,886 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $3 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002 were $175,274,842 and $3,104,314, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $174,659,804 and $304,992,794 for the six months ended April 30, 2002 and for the year ended October 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended April 30, 2002                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ...............................      12,653,325       $ 125,242,288
Shares redeemed ...........................      (1,576,085)        (15,675,693)
                                                 ----------       -------------
Net increase ..............................      11,077,240       $ 109,566,595
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2001                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ...............................       7,568,665       $  76,573,570
Shares issued to shareholders
in reinvestment of distributions ..........           1,848              19,260
                                                 ----------       -------------
Total issued ..............................       7,570,513          76,592,830
Shares redeemed ...........................      (2,027,172)        (19,958,849)
                                                 ----------       -------------
Net increase ..............................       5,543,341       $  56,633,981
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended April 30, 2002                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ...............................      3,353,222        $  32,611,057
Shares redeemed ...........................     (1,921,617)         (18,570,921)
                                                ----------        -------------
Net increase ..............................      1,431,605        $  14,040,136
                                                ==========        =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2001                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ...............................      13,730,860       $ 142,067,715
Shares issued to shareholders
in reinvestment of distributions ..........           1,278              13,174
                                                 ----------       -------------
Total issued ..............................      13,732,138         142,080,889
Shares redeemed ...........................      (3,191,725)        (30,950,188)
                                                 ----------       -------------
Net increase ..............................      10,540,413       $ 111,130,701
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                    Dollar
Ended April 30, 2002                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ...............................       4,234,464       $  41,346,668
Shares redeemed ...........................      (1,693,627)        (16,366,817)
                                                 ----------       -------------
Net increase ..............................       2,540,837       $  24,979,851
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2001                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ...............................       7,791,859       $  79,480,901
Shares issued to shareholders
in reinvestment of distributions ..........             608               6,263
                                                 ----------       -------------
Total issued ..............................       7,792,467          79,487,164
Shares redeemed ...........................      (1,605,618)        (15,496,762)
                                                 ----------       -------------
Net increase ..............................       6,186,849       $  63,990,402
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended April 30, 2002                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................        3,325,640       $  32,890,973
Shares redeemed ..........................         (690,596)         (6,817,751)
                                                 ----------       -------------
Net increase .............................        2,635,044       $  26,073,222
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended October 31, 2001                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................        8,692,552       $  88,325,532
Shares issued to shareholders
in reinvestment of distributions .........              932               9,686
                                                 ----------       -------------
Total issued .............................        8,693,484          88,335,218
Shares redeemed ..........................       (1,510,199)        (15,097,508)
                                                 ----------       -------------
Net increase .............................        7,183,285       $  73,237,710
                                                 ==========       =============
-------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 2001, the Fund had a net capital loss carryforward of approximately $66,089,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

6. Reorganization Plan:

On February 2, 2002, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, among the Fund, Mercury U.S. Large Cap Fund ("U.S. Large Cap Fund") and Mercury Master U.S. Large Cap Portfolio, whereby the Fund will acquire all of the assets and will assume all of the liabilities of U.S. Large Cap Fund in exchange for newly-issued shares of the Fund.


                                     12 & 13

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Master Large Cap Core Portfolio
                  ------------------------------------------------------------------------------------------------------------------
                                                  Shares                                                                  Percent of
SECTOR            Industry                         Held              Common Stocks                               Value    Net Assets
====================================================================================================================================
Consumer          Hotels, Restaurants & Leisure    64,000  Darden Restaurants, Inc.                           $  2,553,600      0.4%
Discretionary                                      30,000 +Harrah's Entertainment, Inc.                          1,474,800      0.2
                                                   72,000 +International Game Technology                         4,532,400      0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Household Durables               66,000  Centex Corporation                                    3,715,800      0.6
                                                  226,500  D.R. Horton, Inc.                                     5,843,700      0.9
                                                  128,000  Fortune Brands, Inc.                                  6,689,280      1.0
                                                  108,000 +Mohawk Industries, Inc.                               6,947,640      1.1
                                                  113,000  Pulte Corporation                                     6,011,600      0.9
                                                   85,000  Whirlpool Corporation                                 6,370,750      1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products    242,000  Mattel, Inc.                                          4,994,880      0.8
                  ------------------------------------------------------------------------------------------------------------------
                  Multiline Retail                208,000  J.C. Penney Company, Inc.                             4,521,920      0.7
                                                   79,000  The May Department Stores Company                     2,739,720      0.4
                                                   59,000  Nordstrom, Inc.                                       1,384,140      0.2
                                                  143,000  Sears, Roebuck & Co.                                  7,543,250      1.2
                                                   65,000  Wal-Mart Stores, Inc.                                 3,630,900      0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Specialty Retail                425,000 +AutoNation, Inc.                                      6,800,000      1.1
                                                   85,000 +AutoZone, Inc.                                        6,460,000      1.0
                                                   89,000 +Best Buy Co., Inc.                                    6,617,150      1.0
                                                  100,000 +Borders Group, Inc.                                   2,331,000      0.4
                                                  124,000 +Foot Locker, Inc.                                     1,953,000      0.3
                                                   18,000  The Home Depot, Inc.                                    834,660      0.1
                                                  159,000  The Limited, Inc.                                     3,046,440      0.5
                                                  179,000  Lowe's Companies, Inc.                                7,569,910      1.2
                                                  329,000 +Office Depot, Inc.                                    6,297,060      1.0
                                                  166,000  Ross Stores, Inc.                                     6,741,260      1.1
                                                  308,000 +Staples, Inc.                                         6,150,760      1.0
                                                  160,000  The TJX Companies, Inc.                               6,972,800      1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury      176,000  Liz Claiborne, Inc.                                   5,507,040      0.9
                  Goods                            90,000  Nike, Inc. (Class B)                                  4,799,700      0.8
                                                  214,000 +Reebok International Ltd.                             5,917,100      0.9
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Discretionary (Cost--$122,101,327)   146,952,260     23.1
====================================================================================================================================
Consumer Staples  Beverages                        99,000  Adolph Coors Company (Class B)                        6,618,150      1.0
                                                   13,000  The Coca-Cola Company                                   721,630      0.1
                                                   58,000  Coca-Cola Enterprises Inc.                            1,137,960      0.2
                                                   30,000 +Constellation Brands, Inc. (Class A)                  1,812,000      0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Food & Drug Retailing           220,000  SUPERVALU Inc.                                        6,600,000      1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Food Products                   516,000  Archer-Daniels-Midland Company                        6,847,320      1.1
                                                  289,000  ConAgra, Inc.                                         7,080,500      1.1
                                                  248,000 +Smithfield Foods, Inc.                                5,232,800      0.8
                                                  304,000  Tyson Foods, Inc. (Class A)                           4,262,080      0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products              150,000  The Procter & Gamble Company                         13,539,000      2.1
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco                         250,000  Philip Morris Companies Inc.                         13,607,500      2.2
                                                   89,000  R.J. Reynolds Tobacco Holdings, Inc.                  6,158,800      1.0
                                                  162,000  UST Inc.                                              6,447,600      1.0
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Consumer Staples (Cost--$69,660,384)           80,065,340     12.6
====================================================================================================================================
Energy            Oil & Gas                        50,000  Ashland Inc.                                          2,041,500      0.3
                                                  274,000  Exxon Mobil Corporation                              11,006,580      1.7
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Energy (Cost--$13,238,217)                     13,048,080      2.0
====================================================================================================================================
Financials        Banks                           134,000  Astoria Financial Corporation                         4,300,060      0.7
                                                  186,000  Bank of America Corporation                          13,481,280      2.1
                                                   86,000  City National Corporation                             4,751,500      0.7
                                                   11,000  Comerica Incorporated                                   691,350      0.1
                                                  132,000  GreenPoint Financial Corp.                            6,527,400      1.0
                                                  200,000  Hibernia Corporation (Class A)                        3,990,000      0.6
                                                  244,000  National City Corporation                             7,612,800      1.2
                                                   54,000  North Fork Bancorporation                             2,085,480      0.3
                                                   52,000  Roslyn Bancorp, Inc.                                  1,197,040      0.2
                                                   76,000  Union Planters Corporation                            3,808,360      0.6
                                                  232,000  Washington Mutual, Inc.                               8,753,360      1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Diversified Financials           38,000  Capital One Financial Corporation                     2,275,820      0.4
                                                  181,000  Citigroup Inc.                                        7,837,300      1.2
                                                  146,000 +E*TRADE Group, Inc.                                   1,100,840      0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                        53,000  American International Group, Inc.                    3,663,360      0.6
                                                   80,000  Old Republic International Corporation                2,658,400      0.4
                                                   90,000  The Progressive Corporation                           5,175,000      0.8
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Financials (Cost--$71,479,182)                 79,909,350     12.5
====================================================================================================================================
Health Care       Health Care Equipment &          25,000  Beckman Coulter Inc.                                  1,194,250      0.2
                  Supplies                        171,000 +Guidant Corporation                                   6,429,600      1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Providers &          70,000  CIGNA Corporation                                     7,630,000      1.2
                  Services                        253,000 +DaVita, Inc.                                          6,557,760      1.0
                                                  111,000 +Henry Schein, Inc.                                    5,282,490      0.8
                                                  406,000 +Humana Inc.                                           6,638,100      1.0
                                                  147,000 +Oxford Health Plans, Inc.                             6,785,520      1.1
                                                   74,000 +Quest Diagnostics Incorporated                        6,802,820      1.1
                                                1,453,000 +Service Corporation International                     5,681,230      0.9
                                                  100,000 +Tenet Healthcare Corporation                          7,337,000      1.1
                                                   68,000 +Trigon Healthcare, Inc.                               6,844,880      1.1
                                                   94,000  UnitedHealth Group Incorporated                       8,254,140      1.3
                                                   94,000 +Wellpoint Health Networks Inc.                        7,057,520      1.1
                  ------------------------------------------------------------------------------------------------------------------


                                    14 & 15

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                    Master Large Cap Core Portfolio (concluded)
                    ---------------------------------------------------------------------------------------------------------------
                                                     Shares                                                              Percent of
SECTOR              Industry                          Held              Common Stocks                           Value    Net Assets
===================================================================================================================================
Health Care         Pharmaceuticals                   93,000   Johnson & Johnson                            $  5,938,980        0.9%
(concluded)                                           72,000  +Medicis Pharmaceutical (Class A)                3,855,600        0.6
                                                      29,000   Merck & Co., Inc.                               1,575,860        0.3
                                                      92,000   Mylan Laboratories, Inc.                        2,436,160        0.4
                                                     223,000   Pfizer Inc.                                     8,106,050        1.3
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Health Care (Cost--$87,308,903)         104,407,960       16.4
===================================================================================================================================
Industrials         Aerospace & Defense              189,000   Raytheon Company                                7,994,700        1.2
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &             84,000  +Apollo Group, Inc. (Class A)                    3,220,560        0.5
                    Supplies                         409,000  +Cendant Corporation                             7,357,910        1.2
                                                     223,000  +Concord EFS, Inc.                               7,052,130        1.1
                                                     151,000   Deluxe Corporation                              6,625,880        1.0
                                                     103,000   First Data Corporation                          8,187,470        1.3
                                                     171,000   H & R Block, Inc.                               6,860,520        1.1
                                                     139,000   Pitney Bowes Inc.                               5,851,900        0.9
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates         426,000   General Electric Company                       13,440,300        2.1
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail                      176,000   CSX Corporation                                 6,365,920        1.0
                                                     321,000   Norfolk Southern Corporation                    6,879,030        1.1
                                                     131,000   Union Pacific Corporation                       7,440,800        1.2
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &              144,000   Genuine Parts Company                           4,969,440        0.8
                    Distributors
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Industrials (Cost--$92,287,121)          92,246,560       14.5
===================================================================================================================================
Information         Communications Equipment         192,000  +Advanced Fibre Communications, Inc.             3,406,080        0.5
Technology                                            51,000  +Cisco Systems, Inc.                               747,150        0.1
                                                      34,000   Harris Corporation                              1,231,140        0.2
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals          122,000  +Apple Computer, Inc.                            2,960,940        0.5
                                                      34,000   International Business Machines Corporation     2,847,840        0.5
                                                     320,000  +Storage Technology Corporation                  6,585,600        1.0
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &           125,000   Diebold, Incorporated                           4,727,500        0.7
                    Instruments                      135,000  +Tech Data Corporation                           6,390,900        1.0
                    ---------------------------------------------------------------------------------------------------------------
                    IT Consulting & Services         150,000  +Computer Sciences Corporation                   6,727,500        1.1
                                                      43,000   Electronic Data Systems Corporation             2,333,180        0.4
                                                      65,000  +Sungard Data Systems Inc.                       1,934,400        0.3
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software &
                    Services                         406,000  +Yahoo! Inc.                                     5,992,560        0.9
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics               774,000  +Xerox Corporation                               6,849,900        1.1
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductor Equipment &        201,000   Intel Corporation                               5,750,610        0.9
                    Products                         177,000  +NVIDIA Corporation                              6,161,370        1.0
                                                     125,000  +Novellus Systems, Inc.                          5,925,000        0.9
                                                     113,000  +Microchip Technology                            5,028,500        0.8
                                                     314,000   Texas Instruments Incorporated                  9,712,020        1.5
                    ---------------------------------------------------------------------------------------------------------------
                    Software                         322,000   Autodesk, Inc.                                  5,921,580        0.9
                                                     157,000  +Microsoft Corporation                           8,204,820        1.3
                                                     190,000  +Symantec Corporation                            6,727,900        1.1
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Information Technology
                                                               (Cost--$116,153,442)                          106,166,490       16.7
===================================================================================================================================
Materials           Containers & Packaging            66,000   Bemis Company, Inc.                             3,513,180        0.5
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Materials (Cost--$3,496,255)              3,513,180        0.5
===================================================================================================================================
Telecommunications  Diversified Telecommunication     19,000   SBC Communications Inc.                           590,140        0.1
Services            Services                          16,000   Verizon Communications                            641,760        0.1
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Telecommunications Services
                                                               (Cost--$1,401,086)                              1,231,900        0.2
===================================================================================================================================
Utilities           Electric Utilities               380,000  +Edison International                            6,897,000        1.1
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Utilities (Cost--$6,542,483)              6,897,000        1.1
===================================================================================================================================
                                                               Total Common Stocks (Cost--$583,668,400)      634,438,120       99.6
===================================================================================================================================
                                                      Face
                                                     Amount               Short-Term Securities
===================================================================================================================================
                    Commercial Paper*             $3,557,000   General Motors Acceptance Corp., 1.98%
                                                               due 5/01/2002                                   3,557,000        0.6
                    ---------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost--$3,557,000)                              3,557,000        0.6
===================================================================================================================================
                    Total Investments (Cost--$587,225,400)                                                   637,995,120      100.2
                    Liabilities in Excess of Other Assets                                                     (1,212,770)      (0.2)
                                                                                                            ------------     ------
                    Net Assets                                                                              $636,782,350     100.0%
                                                                                                            ============     ======
===================================================================================================================================

            *     Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of
                  purchase by the Portfolio.
            +     Non-income producing security.

                  See Notes to Financial Statements.


                                    16 & 17

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
CORE PORTFOLIO     As of April 30, 2002
===================================================================================================================================
Assets:            Investments, at value (including securities loaned of $93,659,680)
                   (identified cost--$587,225,400) ......................................                              $637,995,120
                   Investments held as collateral for loaned securities, at value .......                                97,062,200
                   Receivables:
                     Securities sold ....................................................         $ 32,158,546
                     Contributions ......................................................            3,265,005
                     Dividends ..........................................................              305,110
                     Loaned securities ..................................................               12,911           35,741,572
                                                                                                  ------------
                   Prepaid expenses and other assets ....................................                                    32,336
                                                                                                                       ------------
                   Total assets .........................................................                               770,831,228
                                                                                                                       ------------
===================================================================================================================================
Liabilities:       Collateral on securities loaned, at value ............................                                97,062,200
                   Payables:
                     Securities purchased ...............................................           35,660,646
                     Withdrawals ........................................................              893,066
                     Investment adviser .................................................              282,145
                     Custodian bank .....................................................               86,461           36,922,318
                                                                                                  ------------
                   Accrued expenses .....................................................                                    64,360
                                                                                                                       ------------
                   Total liabilities ....................................................                               134,048,878
                                                                                                                       ------------
===================================================================================================================================
Net Assets:        Net assets ...........................................................                              $636,782,350
                                                                                                                       ============
===================================================================================================================================
Net Assets         Investors' capital ...................................................                              $586,012,630
Consist of:        Unrealized appreciation on investments--net ..........................                                50,769,720
                                                                                                                       ------------
                   Net assets ...........................................................                              $636,782,350
                                                                                                                       ============
===================================================================================================================================

                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS


MASTER LARGE CAP
CORE PORTFOLIO     For the Six Months Ended April 30, 2002
===================================================================================================================================
Investment         Dividends ............................................................                              $  3,364,480
Income:            Securities lending--net ..............................................                                    56,804
                   Interest .............................................................                                    26,264
                                                                                                                       ------------
                   Total income .........................................................                                 3,447,548
                                                                                                                       ------------
===================================================================================================================================
Expenses:          Investment advisory fees .............................................        $    1,317,976
                   Accounting services ..................................................               122,679
                   Professional fees ....................................................                40,822
                   Custodian fees .......................................................                25,879
                   Trustees' fees and expenses ..........................................                11,205
                   Printing and shareholder reports .....................................                 2,647
                   Pricing fees .........................................................                   280
                   Other ................................................................                 6,967
                                                                                                 --------------
                   Total expenses .......................................................                                 1,528,455
                                                                                                                       ------------
                   Investment income--net ...............................................                                 1,919,093
                                                                                                                       ------------
===================================================================================================================================
Realized &         Realized loss on investments--net ....................................                               (11,103,607)
Unrealized         Change in unrealized appreciation/depreciation on investments--net ...                                53,341,364
Gain (Loss) On                                                                                                         ------------
Investments--Net:  Total realized and unrealized gain on investments--net ...............                                42,237,757
                                                                                                                       ------------
                   Net Increase in Net Assets Resulting from Operations .................                              $ 44,156,850
                                                                                                                       ============
===================================================================================================================================

                  See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six       For the
MASTER LARGE CAP                                                                                    Months Ended      Year Ended
CORE PORTFOLIO     Increase (Decrease) in Net Assets:                                              April 30, 2002  October 31, 2001
===================================================================================================================================
Operations:        Investment income--net ...............................................          $   1,919,093      $   2,041,197
                   Realized loss on investments--net ....................................            (11,103,607)       (74,626,048)
                   Change in unrealized appreciation/depreciation on investments--net ...             53,341,364         (6,840,430)
                                                                                                   -------------      -------------
                   Net increase (decrease) in net assets resulting from operations ......             44,156,850        (79,425,281)
                                                                                                   -------------      -------------
===================================================================================================================================
Capital            Proceeds from contributions ..........................................            241,499,083        391,679,473
Transactions:      Fair value of withdrawals ............................................            (61,710,005)       (85,683,037)
                                                                                                   -------------      -------------
                   Net increase in net assets derived from capital transactions .........            179,789,078        305,996,436
                                                                                                   -------------      -------------
===================================================================================================================================
Net Assets:        Total increase in net assets .........................................            223,945,928        226,571,155
                   Beginning of period ..................................................            412,836,422        186,265,267
                                                                                                   -------------      -------------
                   End of period ........................................................          $ 636,782,350      $ 412,836,422
                                                                                                   =============      =============
===================================================================================================================================

                  See Notes to Financial Statements.


                                    18 & 19

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

FINANCIAL HIGHLIGHTS

                                                                                                                    For the Period
                                                                                    For the Six       For the       December 22,
                                                                                   Months Ended     Year Ended        1999+ to
MASTER LARGE CAP      The following ratios have been derived                         April 30,      October 31,      October 31,
CORE PORTFOLIO        from information provided in the financial statements.           2002            2001             2000
=================================================================================================================================
Total Investment                                                                        10.70%++              --               --
Return:                                                                            ==========        ===========       ==========
=================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ...........................         .58%*              .67%            1.09%*
Net Assets:                                                                        ==========        ===========       ==========
                      Expenses .................................................         .58%*              .67%            1.17%*
                                                                                   ==========        ===========       ==========
                      Investment income (loss)--net ............................         .73%*              .59%           (.20)%*
                                                                                   ==========        ===========       ==========
=================================================================================================================================
Supplemental          Net assets, end of period (in thousands) .................   $  636,782        $   412,836       $   18,265
Data:                                                                              ==========        ===========       ==========
                      Portfolio turnover .......................................       53.63%            162.28%           79.18%
                                                                                   ==========        ===========       ==========
=================================================================================================================================

             *    Annualized.
             +    Commencement of operations.
            ++    Aggregate total investment return.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP CORE PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and


                                    20 & 21

                               Merrill Lynch Large Cap Core Fund, April 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP CORE PORTFOLIO

capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash as collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank--The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at an annual rate of .50% of average daily net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of April 30, 2002, the Portfolio lent securities with a value of $23,820,158 to MLPF&S. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of April 30, 2002, cash collateral of $28,504,472 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $68,557,728 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended April 30, 2002, QA Advisors received $969 in securities lending agent fees.

For the six months ended April 30, 2002, the Portfolio reimbursed FAM $12,527 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002 were $463,458,487 and $283,312,734, respectively.

Net realized losses for the six months ended April 30, 2002 and net unrealized gains as of April 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                       Realized      Unrealized
                                                         Losses        Gains
--------------------------------------------------------------------------------
Long-term investments ..............                 $(11,103,607)   $50,769,720
                                                     ------------    -----------
Total ..............................                 $(11,103,607)   $50,769,720
                                                     ============    ===========
--------------------------------------------------------------------------------

As of April 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $50,769,720, of which $79,735,423 related to appreciated securities and $28,965,703 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $587,225,400.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investors' withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2002.


                                    22 & 23

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Large Cap Core Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper           #CAPCORE--4/02